Significant estimates and judgments (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Estimation of impairment of goodwill
(a)	Estimation of impairment of goodwill
The Group reviews the goodwill annually in accordance with the accounting policy in Note 3. The recoverable amount of the cash-generating unit (group) is determined based on the value-in-use
calculation. These calculations are based on estimates.

Income taxes
(b)	Income taxes
The Group is subject to tax laws from various countries. In the normal course of business, there are various types of transactions and different accounting methods that may add uncertainties to the decision of the final income taxes. The Group has recognized current and deferred taxes that reflect tax consequences based on the best estimates in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. However, actual income taxes in the future may not be identical to the recognized deferred tax assets and liabilities, and this difference can affect current and deferred tax at the period when the final tax effect is determined.

Fair value of financial instruments
(c)	Fair value of financial instruments
The fair values of financial instruments (e.g.
over-the-counter
derivatives) which are not actively traded in the market are determined by using valuation techniques. The Group determines valuation techniques and assumptions based on significant market conditions at the end of each reporting period. Diverse valuation techniques are used to determine the fair value of financial instruments, from generic valuation techniques to internally developed valuation models that incorporate various types of assumptions and variables.

Allowance for credit loss, guarantees and unused loan commitments
(d)	Allowance for credit loss, guarantees and unused loan commitments
The Group determines and recognizes allowances for losses on debt securities, loans and other receivables measured at amortized cost or FVOCI, and recognizes provisions for guarantees and unused loan commitments through impairment testing. The accuracy of allowances and provisions for credit losses are determined by the estimation of expected cash flows for individually assessed allowances, and methodology and assumptions used for collectively assessed allowances and provisions for groups of loans, guarantees and unused loan commitments.

Insurance contract assets (liabilities) and reinsurance contract assets (liabilities)
(e)	Insurance contract liabilities and reinsurance contract assets (liabilities)
The Group calculates the present value of the future cash flows of the remaining benefit liabilities and incurred claims liabilities for measurement purposes. This involves estimating the neutral present value of future cash flows, considering the time value of money, adjusting for financial risks associated with future cash flows, and making risk adjustments for non-financial
risks. The measurement of the present value of these cash flows is determined by estimating relevant market variables, assessing uncertainties regarding the amounts and timing of future cash flows, considering actuarial and economic assumptions, and other risks.
The number of coverage units in the group of insurance contracts is determined by considering the amount of benefit provided by contracts within the group
,
the duration of expected coverage, the frequency and recurrence of the coverage risk for all coverage units allocated to the current period.